Putnam International Capital Opportunities Fund
The fund's portfolio
11/30/19 (Unaudited)

COMMON STOCKS (97.9%)(a)
	Shares	Value
Australia (4.3%)
Brickworks, Ltd.	769,905	$9,816,397
Mineral Resources, Ltd.	567,045	5,956,520

		15,772,917
Canada (9.9%)
Air Canada(NON)	103,700	3,907,389
CI Financial Corp.	267,300	4,209,829
Cogeco Communications, Inc.	119,700	10,338,915
Constellation Software, Inc.	6,515	6,964,816
Fairfax Financial Holdings, Ltd.	15,300	6,911,205
Home Capital Group, Inc.(NON)	165,300	4,292,100

		36,624,254
Chile (1.6%)
Liberty Latin America, Ltd. Class C(NON)	332,900	5,972,226

		5,972,226
China (0.4%)
China Traditional Chinese Medicine Holdings Co., Ltd.	3,602,000	1,605,858

		1,605,858
France (8.1%)
Eurazeo SA	144,955	9,878,148
Euronext NV	148,272	11,198,747
Nexity SA	176,550	8,897,470

		29,974,365
Germany (6.3%)
AURELIUS Equity Opportunities SE & Co. KGaA(S)	109,972	4,517,110
CompuGroup Medical SE	149,126	10,195,248
CTS Eventim AG & Co. KGaA	136,407	8,326,243

		23,038,601
Greece (1.5%)
Hellenic Exchanges - Athens Stock Exchange SA	222,676	1,127,357
Motor Oil (Hellas) Corinth Refineries SA	193,072	4,518,314

		5,645,671
Hong Kong (2.0%)
Melco International Development, Ltd.	2,933,000	7,193,684

		7,193,684
Indonesia (1.5%)
Sarana Menara Nusantara Tbk PT	106,628,300	5,518,515

		5,518,515
Ireland (5.0%)
Bank of Ireland Group PLC	526,643	2,645,963
Dalata Hotel Group PLC	1,417,116	8,462,669
Ryanair Holdings PLC ADR(NON)	88,400	7,365,488

		18,474,120
Italy (1.7%)
DiaSorin SpA	47,888	6,400,150

		6,400,150
Japan (23.0%)
Amano Corp.	196,500	5,881,352
Daiho Corp.	240,800	6,408,423
Daiseki Co., Ltd.	106,000	3,104,825
Kobe Bussan Co., Ltd.	120,000	3,723,268
Kyudenko Corp.	177,700	5,716,542
METAWATER Co., Ltd.	94,200	3,435,003
MinebeaMitsumi, Inc.	440,390	8,548,605
Modec, Inc.	168,300	3,805,284
Open House Co., Ltd.	293,100	7,845,823
PALTAC Corp.	174,200	8,628,806
Sanwa Holdings Corp.	475,300	5,216,919
Solasto Corp.	401,500	4,806,845
TechnoPro Holdings, Inc.	109,500	7,285,323
Trend Micro, Inc. (Japan)	116,600	6,297,807
Universal Entertainment Corp.	110,300	3,981,768

		84,686,593
Jersey (2.5%)
Breedon Group PLC(NON)	10,210,868	9,191,176

		9,191,176
Mexico (1.6%)
Megacable Holdings SAB de CV (Units)	1,717,234	6,056,491

		6,056,491
Norway (0.2%)
MPC Container Ships AS(NON)	299,870	621,152

		621,152
South Korea (1.1%)
i-SENS, Inc.	53,245	1,158,529
Vieworks Co., Ltd.	122,384	2,911,561

		4,070,090
Spain (2.3%)
Applus Services SA	572,695	6,909,397
Fomento de Construcciones y Contratas SA	141,782	1,712,120

		8,621,517
Taiwan (5.2%)
CTCI Corp.	3,897,000	4,808,903
Elite Material Co., Ltd.	1,470,000	5,877,976
Sino-American Silicon Products, Inc.	2,428,000	6,907,471
TCI Co., Ltd.	139,990	1,445,301

		19,039,651
United Kingdom (18.6%)
Admiral Group PLC	266,078	7,364,138
Afren PLC(NON)(F)(S)	4,060,504	5
Ashtead Group PLC	274,597	8,345,701
Berkeley Group Holdings PLC (The)	153,968	9,131,953
Cairn Energy PLC(NON)	2,231,633	5,192,220
Clinigen Group PLC	324,494	3,655,308
Dart Group PLC	263,009	5,041,015
Domino's Pizza Group PLC	2,511,924	10,064,381
Liberty Global PLC Class C(NON)	214,400	4,609,600
LSL Property Services PLC	714,058	2,216,378
Rightmove PLC	919,860	7,418,686
Schroders PLC	131,243	5,599,608

		68,638,993
United States (1.1%)
Discovery, Inc. Class C(NON)	129,800	3,961,496

		3,961,496

Total common stocks (cost $337,668,179)		$361,107,520

SHORT-TERM INVESTMENTS (4.0%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 1.86%(AFF)	Shares	4,371,955	$4,371,955
Putnam Short Term Investment Fund 1.78%(AFF)	Shares	7,940,166	7,940,166
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.59%(P)	Shares	631,000	631,000
U.S. Treasury Bills 1.889%, 3/12/20(SEGSF)		$278,000	276,783
U.S. Treasury Bills 1.724%, 2/20/20(SEGSF)		167,000	166,422
U.S. Treasury Bills 1.640%, 4/9/20(SEGSF)		577,000	573,762
U.S. Treasury Bills 1.636%, 4/2/20(SEGSF)		242,000	240,727
U.S. Treasury Bills 1.574%, 5/21/20(SEGSF)		682,000	676,954

Total short-term investments (cost $14,877,377)			$14,877,769
TOTAL INVESTMENTS

Total investments (cost $352,545,556)			$375,985,289

	FORWARD CURRENCY CONTRACTS at 11/30/19 (aggregate face value $196,752,331) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	1/15/20	$2,289,930	$2,265,615	$24,315
		British Pound	Sell	12/18/19	2,987,633	2,824,554	(163,079)
		Euro	Buy	12/18/19	2,262,201	2,267,649	(5,448)
		Japanese Yen	Buy	2/19/20	47,612	47,880	(268)
	Barclays Bank PLC
		Australian Dollar	Buy	1/15/20	31,625	10,650	20,975
		British Pound	Sell	12/18/19	10,380,171	9,772,185	(607,986)
		Canadian Dollar	Buy	1/15/20	2,551,113	2,560,354	(9,241)
		Euro	Buy	12/18/19	8,728,155	8,747,728	(19,573)
		Euro	Sell	12/18/19	8,728,155	8,711,091	(17,064)
		Hong Kong Dollar	Buy	2/19/20	57,081	57,058	23
		Japanese Yen	Sell	2/19/20	7,744,002	7,806,159	62,157
		Swiss Franc	Buy	12/18/19	10,512,459	10,728,376	(215,917)
		Swiss Franc	Sell	12/18/19	10,512,459	10,556,531	44,072
	Citibank, N.A.
		Canadian Dollar	Sell	1/15/20	5,905,224	5,915,361	10,137
		Chilean Peso	Sell	1/15/20	5,862,091	6,406,054	543,963
		Danish Krone	Buy	12/18/19	4,844,306	4,855,405	(11,099)
		Euro	Buy	12/18/19	1,515,230	1,523,012	(7,782)
	Goldman Sachs International
		Australian Dollar	Buy	1/15/20	1,734,970	1,716,353	18,617
		British Pound	Sell	12/18/19	1,237,007	1,091,187	(145,820)
		Canadian Dollar	Sell	1/15/20	2,885,432	2,890,599	5,167
		Euro	Buy	12/18/19	2,470,343	2,475,028	(4,685)
		Euro	Sell	12/18/19	2,470,343	2,488,547	18,204
		Japanese Yen	Buy	2/19/20	3,575,252	3,595,060	(19,808)
		South African Rand	Buy	1/15/20	487,182	482,805	4,377
	HSBC Bank USA, National Association
		British Pound	Buy	12/18/19	1,248,523	1,235,997	12,526
		British Pound	Sell	12/18/19	1,248,524	1,238,618	(9,906)
		Canadian Dollar	Buy	1/15/20	630,906	640,291	(9,385)
		Chinese Yuan (Offshore)	Sell	2/19/20	865,887	864,123	(1,764)
		Euro	Buy	12/18/19	2,080,533	2,094,034	(13,501)
		Euro	Sell	12/18/19	2,080,533	2,083,862	3,329
		Norwegian Krone	Buy	12/18/19	842,684	850,876	(8,192)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	1/15/20	2,612,884	2,585,622	27,262
		British Pound	Sell	12/18/19	8,192,536	7,941,461	(251,075)
		Canadian Dollar	Buy	1/15/20	1,549,361	1,544,549	4,812
		Euro	Buy	12/18/19	875,033	887,913	(12,880)
		New Zealand Dollar	Buy	1/15/20	1,042,941	1,014,208	28,733
		Norwegian Krone	Buy	12/18/19	1,335,176	1,359,914	(24,738)
		Singapore Dollar	Buy	2/19/20	4,300,908	4,336,137	(35,229)
		South Korean Won	Buy	2/19/20	10,819,105	11,010,961	(191,856)
		Swedish Krona	Buy	12/18/19	9,899,525	9,759,325	140,200
		Swiss Franc	Buy	12/18/19	28,526,120	28,881,004	(354,884)
	NatWest Markets PLC
		British Pound	Buy	12/18/19	434,551	434,259	292
		British Pound	Sell	12/18/19	434,551	431,087	(3,464)
	State Street Bank and Trust Co.
		British Pound	Sell	12/18/19	4,000,377	3,782,465	(217,912)
		Canadian Dollar	Sell	1/15/20	2,593,515	2,598,110	4,595
		Israeli Shekel	Buy	1/15/20	2,135,576	2,138,318	(2,742)
		Japanese Yen	Buy	2/19/20	8,121,877	8,167,711	(45,834)
	UBS AG
		Japanese Yen	Sell	2/19/20	1,071,707	1,076,245	4,538

	Unrealized appreciation						978,294

	Unrealized (depreciation)						(2,411,132)

	Total						$(1,432,838)
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2019 through November 30, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $368,819,298.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/19
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$3,186,911	$11,576,263	$10,391,219	$25,136	$4,371,955
	Putnam Short Term Investment Fund**	9,581,044	22,831,732	24,472,610	44,466	7,940,166

	Total Short-term investments	$12,767,955	$34,407,995	$34,863,829	$69,602	$12,312,121
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $4,371,955, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $4,144,785.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,704,496.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,958,177 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Industrials	21.3%
	Financials	15.7
	Communication services	14.2
	Consumer discretionary	12.9
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,972,595 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,704,496 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$15,772,917	$—	$—
Canada	36,624,254	—	—
Chile	5,972,226	—	—
China	1,605,858	—	—
France	29,974,365	—	—
Germany	23,038,601	—	—
Greece	5,645,671	—	—
Hong Kong	7,193,684	—	—
Indonesia	5,518,515	—	—
Ireland	18,474,120	—	—
Italy	6,400,150	—	—
Japan	84,686,593	—	—
Jersey	9,191,176	—	—
Mexico	6,056,491	—	—
Norway	621,152	—	—
South Korea	4,070,090	—	—
Spain	8,621,517	—	—
Taiwan	19,039,651	—	—
United Kingdom	68,638,988	—	5
United States	3,961,496	—	—

Total common stocks	361,107,515	—	5
Short-term investments	8,571,166	6,306,603	—

Totals by level	$369,678,681	$6,306,603	$5
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(1,432,838)	$—

Totals by level	$—	$(1,432,838)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$216,500,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com